Loans - Troubled Debt Restructuring Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans	$ 228.2	$ 234.4
Allowance For TDRs To Recorded Investment Of TDRs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan loss reserves	$ 27.7	$ 37.3
Ratio of the allowance for loan losses to loans	12.00%	16.00%
Loans Held For Sale, Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans	$ 57.8	$ 63.2
Consumer | Consumer Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDRS Maturities	30 years
Consumer | Permanent Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR, reduction of interest rate by increment, basis points	0.25%
Modified interest rate increase	1.00%
TDRS Maturities	40 years
Minimum | Consumer | Permanent Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate	2.00%
Modified interest rate time period	5 years
Minimum | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Forbearance agreements time period	6 months
Maximum | Consumer | Permanent Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate time period	5 years
Maximum | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Forbearance agreements time period	12 months
Heloc And Real Estate Installment Classes | Consumer | Consumer Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR, reduction of interest rate by increment, basis points	0.25%
Modified interest rate increase	2.00%
Heloc And Real Estate Installment Classes | Minimum | Consumer | Consumer Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate	1.00%
Modified interest rate time period	5 years
Heloc And Real Estate Installment Classes | Maximum | Consumer | Consumer Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate time period	5 years
Credit Card | Consumer | Credit Card and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit card workout program, granted rate reduction	0.00%
Credit Card | Minimum | Consumer | Credit Card and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period	6 months
Credit Card | Maximum | Consumer | Credit Card and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period	1 year
Credit card workout program, term extension	5 years